BDS-Q3

Quarterly Report
September 30, 2025
MFS®  Corporate Bond Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace & Defense – 2.0%
Boeing Co., 2.196%, 2/04/2026	$288,000	$285,819
Boeing Co., 5.15%, 5/01/2030	473,000	485,371
Boeing Co., 5.805%, 5/01/2050	990,000	989,073
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	131,000	137,419
L3Harris Technologies, Inc., 5.4%, 7/31/2033	200,000	208,468
TransDigm, Inc., 6.875%, 12/15/2030 (n)	474,000	491,128
		$2,597,278
Asset-Backed & Securitized – 3.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.108%, 11/15/2054 (i)	$3,775,798	$140,324
ACREC 2021-FL1 Ltd., “A”, FLR, 5.4% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	211,872	211,874
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	322,457	324,599
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.964% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	175,001
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.9% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	486,000	485,897
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	18,165	18,192
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	22,206	47,834
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	6,825,579	343,067
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	258,021	259,417
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	345,127	348,652
ELM Trust, 2024-ELM, “D10”, 6.846%, 6/10/2039 (n)	151,693	152,544
KREF 2018-FT1 Ltd., “A”, FLR, 5.327% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	140,457	140,340
KREF 2018-FT1 Ltd., “AS”, FLR, 5.557% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	314,485
MF1 2024-FL5 LLC, “A”, FLR, 5.823% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	454,354
MF1 2022-FL8 Ltd., “A”, FLR, 5.483% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	357,122	357,120
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	127,688	127,596
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	125,502	126,409
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	94,904	95,676
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	81,515	81,875
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	122,506	123,960
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	495,872	497,131
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	114,338	114,947
		$4,941,294
Automotive – 1.5%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$233,271
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	265,661
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	259,550
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	299,363
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	258,072
Hyundai Capital America, 4.5%, 9/18/2030 (n)	178,000	177,152
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	200,000	200,486
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	263,796
		$1,957,351
Broadcasting – 1.1%
Walt Disney Co., 3.5%, 5/13/2040	$442,000	$370,412
Walt Disney Co., 4.75%, 9/15/2044	72,000	66,688
Walt Disney Co., 3.6%, 1/13/2051	430,000	325,283
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	344,000	328,086
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	323,000	306,318
		$1,396,787
Brokerage & Asset Managers – 2.8%
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	$500,000	$513,179
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	546,000	553,403
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	323,000	322,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$530,000	$513,066
LPL Holdings, Inc., 5.65%, 3/15/2035	466,000	474,790
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	277,000	286,722
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	73,000	75,397
The Carlyle Group, Inc., 5.05%, 9/19/2035	955,000	951,660
		$3,690,625
Building – 1.5%
CEMEX S.A.B. de C.V., 7.2%, 12/29/2049 (n)	$228,000	$238,374
Ferguson Enterprises, Inc., 5%, 10/03/2034	494,000	497,387
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	291,000	295,457
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	291,000	298,064
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	136,205
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	280,526
Vulcan Materials Co., 5.7%, 12/01/2054	235,000	240,312
		$1,986,325
Business Services – 1.4%
Accenture Capital, Inc., 4.25%, 10/04/2031	$285,000	$284,574
Accenture Capital, Inc., 4.5%, 10/04/2034	190,000	187,383
Fiserv, Inc., 4.4%, 7/01/2049	315,000	259,718
Mastercard, Inc., 4.55%, 1/15/2035	265,000	264,422
Paychex, Inc., 5.1%, 4/15/2030	165,000	169,790
Paychex, Inc., 5.35%, 4/15/2032	356,000	369,401
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	283,000	292,591
		$1,827,879
Cable TV – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$437,000	$458,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	230,000	232,197
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	530,000	458,097
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	129,000	131,503
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	204,000	206,438
Comcast Corp., 2.887%, 11/01/2051	310,000	190,951
Videotron Ltd., 3.625%, 6/15/2029 (n)	472,000	457,589
Videotron Ltd., 5.7%, 1/15/2035 (n)	447,000	455,529
		$2,590,889
Chemicals – 0.9%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$691,000	$695,618
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	579,000	565,804
		$1,261,422
Computer Software – 1.0%
Microsoft Corp., 2.525%, 6/01/2050	$124,000	$78,501
Microsoft Corp., 2.5%, 9/15/2050	487,000	305,260
Oracle Corp., 4.8%, 9/26/2032	237,000	237,285
Oracle Corp., 5.2%, 9/26/2035	264,000	265,453
Oracle Corp., 4%, 7/15/2046	122,000	95,035
Oracle Corp., 5.55%, 2/06/2053	342,000	323,609
		$1,305,143
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 8/05/2051	$377,000	$240,609
Conglomerates – 1.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$165,000	$172,283
Regal Rexnord Corp., 6.05%, 4/15/2028	248,000	256,539
Regal Rexnord Corp., 6.3%, 2/15/2030	490,000	519,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Regal Rexnord Corp., 6.4%, 4/15/2033	$323,000	$346,756
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	236,247
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	157,000	164,948
		$1,696,320
Consumer Products – 1.0%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$358,208
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	349,000	341,573
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	161,000	164,503
L'Oréal S.A., 5%, 5/20/2035 (n)	297,000	305,768
Mattel, Inc., 3.75%, 4/01/2029 (n)	216,000	209,678
		$1,379,730
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$431,000	$459,720
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	203,768
Service Corp. International, 5.75%, 10/15/2032	180,000	182,354
		$845,842
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$458,000	$480,009
Electronics – 1.5%
Broadcom, Inc., 5.05%, 7/12/2029	$277,000	$285,334
Broadcom, Inc., 5.2%, 7/15/2035	373,000	384,414
Broadcom, Inc., 4.8%, 2/15/2036	261,000	260,203
Intel Corp., 5.7%, 2/10/2053	231,000	223,394
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	109,419
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	625,000	631,381
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	183,000	135,042
		$2,029,187
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$250,000	$228,260
Emerging Market Sovereign – 1.4%
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$561,000	$569,168
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	397,000	405,437
United Mexican States, 5.85%, 7/02/2032	405,000	418,122
United Mexican States, 6.625%, 1/29/2038	400,000	420,404
		$1,813,131
Energy - Independent – 1.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$245,000	$258,074
Occidental Petroleum Corp., 4.4%, 4/15/2046	531,000	416,549
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	84,420
Pioneer Natural Resources Co., 2.15%, 1/15/2031	592,000	532,269
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	417,000	458,607
		$1,749,919
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$305,000	$198,489
Entertainment – 1.5%
Carnival Corp., 5.75%, 8/01/2032 (n)	$438,000	$445,743
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	566,000	565,559
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	207,000	211,073
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	261,000	267,651
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036 (w)	153,000	153,892

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$392,000	$399,375
		$2,043,293
Financial Institutions – 2.1%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$207,860
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	381,000	365,895
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	277,000	273,656
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	307,000	321,140
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	177,000	184,260
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	133,845
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	253,875
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	162,000	166,264
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	162,000	167,203
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	238,000	222,255
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	525,000	539,097
		$2,835,350
Food & Beverages – 4.3%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$505,000	$438,865
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	569,000	574,843
Flowers Foods, Inc., 5.75%, 3/15/2035	366,000	372,790
Flowers Foods, Inc., 6.2%, 3/15/2055	130,000	128,886
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	515,000	486,518
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	170,000	158,468
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	366,000	385,669
Kraft Heinz Foods Co., 4.875%, 10/01/2049	75,000	65,610
Kraft Heinz Foods Co., 5.5%, 6/01/2050	419,000	395,762
Mars, Inc., 4.55%, 4/20/2028 (n)	273,000	276,468
Mars, Inc., 5%, 3/01/2032 (n)	587,000	600,541
Mars, Inc., 5.2%, 3/01/2035 (n)	102,000	104,258
Mars, Inc., 3.95%, 4/01/2049 (n)	307,000	245,935
Mars, Inc., 5.7%, 5/01/2055 (n)	415,000	420,373
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	523,000	507,259
SYSCO Corp., 4.45%, 3/15/2048	320,000	272,680
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	263,000	264,377
		$5,699,302
Gaming & Lodging – 2.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$431,635
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	482,000	489,240
Las Vegas Sands Corp., 5.9%, 6/01/2027	198,000	202,002
Las Vegas Sands Corp., 6.2%, 8/15/2034	289,000	302,428
Marriott International, Inc., 2.85%, 4/15/2031	213,000	196,010
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	260,000	272,374
Sands China Ltd., 2.85%, 3/08/2029	400,000	376,327
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	266,000	264,983
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	256,000	255,999
		$2,790,998
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$379,000	$395,110
Insurance – 2.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$436,000	$416,293
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	82,869
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	275,000	282,004
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	285,000	286,269
Lincoln National Corp., 5.852%, 3/15/2034	390,000	407,987
MetLife, Inc., 5.3%, 12/15/2034	386,000	401,491

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	$694,000	$746,573
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	574,000	593,152
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	547,000	602,307
		$3,818,945
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$439,000	$431,464
Humana, Inc., 5.375%, 4/15/2031	265,000	272,582
Humana, Inc., 5.55%, 5/01/2035	266,000	270,990
Humana, Inc., 4.95%, 10/01/2044	232,000	205,950
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	272,742
UnitedHealth Group, Inc., 5.5%, 7/15/2044	348,000	348,657
UnitedHealth Group, Inc., 5.875%, 2/15/2053	335,000	344,409
		$2,146,794
Insurance - Property & Casualty – 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$391,000	$397,931
American International Group, Inc., 4.85%, 5/07/2030	241,000	246,521
American International Group, Inc., 5.125%, 3/27/2033	499,000	513,334
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	337,000	373,661
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	426,015
Brown & Brown, Inc., 5.25%, 6/23/2032	82,000	84,076
Brown & Brown, Inc., 6.25%, 6/23/2055	105,000	110,489
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	325,431
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	189,000	196,398
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	349,000	368,845
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	223,000	239,687
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	506,000	517,505
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	365,000	357,854
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	131,000	136,255
		$4,294,002
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$521,521
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	499,000	445,028
		$966,549
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$801,541
Machinery & Tools – 1.3%
AGCO Corp., 5.8%, 3/21/2034	$236,000	$245,326
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	206,289
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	211,405
CNH Industrial Capital LLC, 5.5%, 1/12/2029	326,000	337,374
CNH Industrial N.V., 3.85%, 11/15/2027	701,000	697,490
		$1,697,884
Major Banks – 15.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$392,000	$393,413
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	208,093
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	452,000	411,763
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	261,000	279,663
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	451,000	406,455
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	468,000	482,301
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	605,688
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	214,891
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	488,000	482,860
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	519,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	$362,000	$368,577
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	436,000	445,373
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	213,000	215,014
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	283,000	311,086
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	282,000	285,594
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	389,000	391,586
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	350,000	358,450
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	818,412
HSBC Holdings PLC, 5.45% to 3/03/2035, FLR (SOFR - 1 day + 1.56%) to 3/03/2036	239,000	246,638
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	636,408
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	513,265
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	311,257
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,045,809
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	255,686
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	593,000	598,037
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	411,966
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	200,000	206,082
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	463,000	470,460
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	593,000	589,105
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	242,828
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	278,326
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	145,546
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	339,000	353,205
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	609,899
Nationwide Building Society, 4.351%, 9/30/2030 (n)	461,000	459,271
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	703,130
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	200,000	202,964
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	280,506
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	302,000	315,107
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	744,771
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	336,491
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,077,372
UBS Group AG, 5.58%, 5/09/2036 (n)	492,000	512,127
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2170 (n)	500,000	454,790
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	269,000	274,226
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	197,831
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	267,000	276,706
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	356,000	368,320
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	127,000	131,961
		$20,448,481
Medical & Health Technology & Services – 1.6%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$366,000	$338,582
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	177,003
Becton, Dickinson and Co., 4.685%, 12/15/2044	186,000	166,574
ICON Investments Six DAC, 5.809%, 5/08/2027	360,000	367,296
ICON Investments Six DAC, 5.849%, 5/08/2029	315,000	328,798
Marin General Hospital, 7.242%, 8/01/2045	272,000	301,995
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032 (w)	476,000	476,073
		$2,156,321
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$322,628
Stryker Corp., 4.625%, 9/11/2034	480,000	477,658
		$800,286

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.1%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$559,000	$533,698
Novelis, Inc., 4.75%, 1/30/2030 (n)	482,000	464,970
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	216,000	221,347
Vale Overseas Ltd., 6.4%, 6/28/2054	198,000	203,529
		$1,423,544
Midstream – 4.5%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$491,000	$501,612
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	105,000	106,414
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	275,169
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	257,000	275,674
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	542,000	533,980
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	328,000	326,463
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	194,000	200,460
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	222,878	217,221
Plains All American Pipeline LP, 5.95%, 6/15/2035	292,000	304,740
Plains All American Pipeline LP, 5.6%, 1/15/2036	216,000	218,715
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	370,671
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	454,000	450,317
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	119,000	126,608
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	92,000	94,687
Targa Resources Corp., 4.2%, 2/01/2033	220,000	209,023
Targa Resources Corp., 4.95%, 4/15/2052	551,000	471,643
Targa Resources Corp., 6.25%, 7/01/2052	200,000	203,988
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	145,957
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	399,000	376,595
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	326,000	323,092
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	146,000	153,688
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	141,000	149,767
		$6,036,484
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$301,606
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	290,000	301,106
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	285,000	298,808
		$901,520
Natural Gas - Distribution – 0.7%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$540,000	$569,582
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	237,000	245,572
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056	158,000	162,147
		$977,301
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$251,000	$249,155
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	429,867
		$679,022
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$463,000	$474,189
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	206,878
		$681,067
Oils – 0.9%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$373,000	$385,022
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	452,456	387,424
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	491,000	479,216
		$1,251,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 3.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$578,000	$613,569
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	210,397
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	332,000	362,003
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	419,865
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	207,433
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	679,708
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	166,206
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	267,000	267,683
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)	399,000	404,173
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	268,543
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	420,243
		$4,019,823
Pharmaceuticals – 1.6%
AbbVie, Inc., 5.35%, 3/15/2044	$468,000	$469,506
AbbVie, Inc., 5.4%, 3/15/2054	271,000	269,465
Biogen, Inc., 5.05%, 1/15/2031	358,000	368,041
Eli Lilly & Co., 5.5%, 2/12/2055	181,000	184,878
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	275,420
Pfizer, Inc., 2.55%, 5/28/2040	188,000	138,142
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	344,000	364,428
		$2,069,880
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$216,537
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$436,462
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	496,000	524,841
		$961,303
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$473,123
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	192,000	192,432
Canadian Pacific Railway Co., 3.1%, 12/02/2051	649,000	438,829
		$1,104,384
Real Estate - Apartment – 0.7%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$167,000	$172,088
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	637,000	643,734
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	171,000	137,028
		$952,850
Real Estate - Office – 1.0%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$300,000	$295,220
COPT Defense Properties, 4.5%, 10/15/2030 (w)	153,000	151,991
Corporate Office Property LP, REIT, 2%, 1/15/2029	286,000	265,018
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	365,000	330,429
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	232,000	243,416
		$1,286,074
Real Estate - Other – 0.7%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$521,000	$451,967
Prologis LP, REIT, 5.125%, 1/15/2034	420,000	431,349
		$883,316

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$303,000	$316,947
STORE Capital Corp., REIT, 4.625%, 3/15/2029	233,000	231,417
STORE Capital Corp., REIT, 2.7%, 12/01/2031	758,000	663,581
		$1,211,945
Retailers – 1.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$360,000	$272,566
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	368,270
Home Depot, Inc., 4.85%, 6/25/2031	137,000	141,372
Home Depot, Inc., 3.3%, 4/15/2040	416,000	340,877
Home Depot, Inc., 3.9%, 6/15/2047	83,000	67,016
Parkland Corp., 6.625%, 8/15/2032 (n)	532,000	546,663
		$1,736,764
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$365,000	$271,750
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054	$272,000	$265,108
Telecommunications - Wireless – 2.2%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$369,407
American Tower Corp., 5.45%, 2/15/2034	292,000	303,369
American Tower Corp., 3.7%, 10/15/2049	190,000	142,468
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	450,180
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	238,000	237,865
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	250,731
Rogers Communications, Inc., 4.55%, 3/15/2052	63,000	52,222
T-Mobile USA, Inc., 5.05%, 7/15/2033	204,000	208,378
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	415,537
Vodafone Group PLC, 5.625%, 2/10/2053	480,000	467,205
		$2,897,362
Tobacco – 0.9%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$419,934
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	325,000	337,168
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	442,000	457,630
		$1,214,732
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$564,000	$597,298
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	326,000	332,539
		$929,837
U.S. Treasury Obligations – 1.5%
U.S. Treasury Bonds, 4.75%, 5/15/2055	$265,000	$265,828
U.S. Treasury Bonds, 4.75%, 2/15/2045 (f)	655,000	659,094
U.S. Treasury Bonds, 5%, 5/15/2045	875,000	908,633
U.S. Treasury Bonds, 4.875%, 8/15/2045	129,000	131,882
		$1,965,437
Utilities - Electric Power – 8.4%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$200,000	$183,441
Adani Transmission Ltd., 4%, 8/03/2026	415,000	411,051
Adani Transmission Ltd., 4.25%, 5/21/2036	146,645	132,976
AEP Transmission Co. LLC, 5.375%, 6/15/2035	296,000	306,249
AEP Transmission Co. LLC, 5.4%, 3/15/2053	216,000	214,213
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	182,302
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	162,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$120,000	$116,624
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	85,958
DTE Energy Co., 4.95%, 7/01/2027	373,000	377,747
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	460,000	428,790
Duke Energy Florida LLC, 3.4%, 10/01/2046	158,000	116,967
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	297,258
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	400,000	402,618
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	364,525
Eversource Energy, 5.5%, 1/01/2034	373,000	385,165
FirstEnergy Corp., 3.9%, 7/15/2027	262,000	260,393
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	372,112
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	183,202
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	234,154
Georgia Power Co., 4.7%, 5/15/2032	139,000	140,678
Georgia Power Co., 4.95%, 5/17/2033	130,000	132,612
Georgia Power Co., 5.125%, 5/15/2052	362,000	345,224
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	576,703
Jersey Central Power & Light Co., 5.1%, 1/15/2035	114,000	115,536
MidAmerican Energy Co., 5.85%, 9/15/2054	470,000	494,858
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	474,000	483,438
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	371,000	383,725
Pacific Gas & Electric Co., 5.45%, 6/15/2027	192,000	195,210
Pacific Gas & Electric Co., 2.5%, 2/01/2031	442,000	393,779
Pacific Gas & Electric Co., 4%, 12/01/2046	264,000	199,036
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	371,195
PSEG Power LLC, 5.2%, 5/15/2030 (n)	383,000	392,922
PSEG Power LLC, 5.75%, 5/15/2035 (n)	301,000	314,886
Public Service Electric & Gas Co., 5.5%, 3/01/2055	231,000	232,016
Southern California Edison Co., 4.5%, 9/01/2040	130,000	114,977
Xcel Energy, Inc., 5.5%, 3/15/2034	528,000	544,850
Xcel Energy, Inc., 5.6%, 4/15/2035	65,000	67,381
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	118,000	121,153
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	274,000	287,152
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	59,000	61,873
		$11,187,335
Total Bonds		$130,236,382
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.19% (v)	2,204,248	$2,204,468

Other Assets, Less Liabilities – 0.4%		482,735
Net Assets – 100.0%		$132,923,585

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,204,468 and
$130,236,382, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,581,939, representing 39.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 9/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	28	$3,264,625	December – 2025	$64,090
U.S. Treasury Note 2 yr	Long	USD	23	4,793,164	December – 2025	3,002
U.S. Treasury Note 5 yr	Short	USD	9	982,758	December – 2025	347
U.S. Treasury Ultra Bond 30 yr	Long	USD	15	1,800,938	December – 2025	38,148
						$105,587
At September 30, 2025, the fund had liquid securities with an aggregate value of $224,394 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,965,437	$—	$1,965,437
Non - U.S. Sovereign Debt	—	3,809,481	—	3,809,481
Municipal Bonds	—	901,520	—	901,520
U.S. Corporate Bonds	—	82,850,325	—	82,850,325
Residential Mortgage-Backed Securities	—	1,684,497	—	1,684,497
Commercial Mortgage-Backed Securities	—	1,470,484	—	1,470,484
Asset-Backed Securities (including CDOs)	—	1,786,313	—	1,786,313
Foreign Bonds	—	35,768,325	—	35,768,325
Investment Companies	2,204,468	—	—	2,204,468
Total	$2,204,468	$130,236,382	$—	$132,440,850
Other Financial Instruments
Futures Contracts – Assets	$105,587	$—	$—	$105,587
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,213,365	$30,601,508	$31,609,439	$(627)	$(339)	$2,204,468

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$67,969	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	70.0%
Canada	4.2%
Australia	3.6%
United Kingdom	3.5%
Japan	2.5%
Ireland	2.4%
Switzerland	1.8%
Mexico	1.5%
Germany	1.4%
Other Countries	9.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.